Trade and Other Receivables - Summary of Trade and Other Receivables Reported in Balance Sheet Net of Allowances (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	£ 2,998	£ 2,763
Loans and other receivables	755	696
Prepayments and accrued income	408	504
Net trade and other receivables per balance sheet	4,161	3,963
Carrying Value
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	3,035	2,804
Loans and other receivables	755	696
Allowance
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	(37)	(41)
Loans and other receivables	£ 0	£ 0